SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
For the Years Ended December 31, 2019, 2018, and 2017

(In millions)	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions		Balance at End of Period
Allowance for doubtful accounts, deducted from accounts receivable
Year Ended December 31, 2019	$32	$95	$—	$(84)	(a)	$43
Year Ended December 31, 2018	28	83	—	(79)	(a)	32
Year Ended December 31, 2017	28	57	—	(57)	(a)	28
Income tax valuation allowance, deducted from deferred tax assets
Year Ended December 31, 2019	$3,794	$(3,543)	$(9)	$—		$242
Year Ended December 31, 2018	1,863	1,934	(128)	125	(b)	3,794
Year Ended December 31, 2017	4,116	(151)	(15)	(2,087)	(c)	1,863
(a) Represents principally net amounts charged as uncollectible
(b) Represents removal of NRG Yield, Inc. and its Renewables Platform due to their sale on August 31, 2018
(c)  Represents deconsolidation of GenOn due to its petition for bankruptcy on June 14, 2017